RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Time charter revenues	$ 17,423	$ 28,368	$ 41,555
Dividends to China Petroleum Corporation	(7,000)	(12,360)	(11,400)
Golar and Subsidiaries
Related Party Transaction [Line Items]
Interest income	2,400
Distributions to Golar	(52,255)	(54,688)	(52,130)
Receivables (payables) from related parties	184,872	131,161
Golar and Subsidiaries | Golar Tundra
Related Party Transaction [Line Items]
Interest income	2,200	2,000
Golar and Subsidiaries | Time Charter Revenues
Related Party Transaction [Line Items]
Time charter revenues	17,423	28,368	41,555
Golar and Subsidiaries | Management and Administrative Service Fees
Related Party Transaction [Line Items]
Management and administrative service fees	(7,762)	(4,251)	(2,949)
Golar and Subsidiaries | Ship Management Fees
Related Party Transaction [Line Items]
Fees and expenses	(5,903)	(6,466)	(7,577)
Golar and Subsidiaries | Expense in Connection with the Golar Eskimo Vendor Loan
Related Party Transaction [Line Items]
Expense in connection with the Golar Eskimo Vendor Loan	0	0	(4,217)
Golar and Subsidiaries | Interest Income on Short-term Loans
Related Party Transaction [Line Items]
Interest income	0	122	203
Golar and Subsidiaries | Share Options Expense
Related Party Transaction [Line Items]
Fees and expenses	(228)	(181)	(297)
Golar and Subsidiaries | Deposit Paid
Related Party Transaction [Line Items]
Interest income	4,622	1,967	0
Golar and Subsidiaries | Fees to Helm Energy Advisors Inc.
Related Party Transaction [Line Items]
Fees to Helm Energy Advisors Inc.	0	(795)	(2,307)
Golar and Subsidiaries | Balances Due from Golar and its Affiliates
Related Party Transaction [Line Items]
Receivables (payables) from related parties	4,138	21,908
Golar and Subsidiaries | Methane Princess Lease Security Deposit Movements
Related Party Transaction [Line Items]
Receivables (payables) from related parties	3,487	2,006
Golar and Subsidiaries | Deposit Paid to Golar
Related Party Transaction [Line Items]
Receivables (payables) from related parties	177,247	107,247
China Petroleum Corporation
Related Party Transaction [Line Items]
Dividends to China Petroleum Corporation	$ (7,000)	$ (12,360)	$ (11,400)